Note 14 - Contingently Redeemable Noncontrolling Interests (Details Textual) - Series A-2 Preferred Shares [Member] - Research Collaboration and License Agreement with Eli Lilly [Member] - SEED Therapeutics Inc. [Member]
$ / shares in Units, $ in Thousands
3 Months Ended
Mar. 31, 2021 USD ($) $ / shares
Temporary Equity, Stock Issued During Period, Value, New Issues | $	$ 0
Share Price (in dollars per share) | $ / shares	$ 0.50
Convertible Instrument, Conversion Price (in dollars per share) | $ / shares	$ 2.5125
Preferred Stock, Accretion of Redemption Discount | $	$ 0